JPMorgan BetaBuilders MSCI US REIT ETF
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2022.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Apartments — 25.6%
Agree Realty Corp., REIT	79,247	5,513,214
American Campus Communities, Inc., REIT	156,500	10,172,500
American Homes 4 Rent, Class A, REIT	347,759	12,853,173
Apartment Income REIT Corp., REIT	174,508	7,828,429
Apartment Investment and Management Co., Class A, REIT *	169,229	1,062,758
AvalonBay Communities, Inc., REIT	155,359	32,308,458
Bluerock Residential Growth REIT, Inc., REIT	32,518	877,986
Camden Property Trust, REIT	109,206	15,669,969
Centerspace, REIT	16,734	1,388,587
Equity LifeStyle Properties, Inc., REIT	196,344	14,863,241
Equity Residential, REIT	396,958	30,498,283
Essential Properties Realty Trust, Inc., REIT	139,624	3,194,597
Essex Property Trust, Inc., REIT	72,557	20,595,304
Four Corners Property Trust, Inc., REIT	89,336	2,462,993
Getty Realty Corp., REIT	44,124	1,232,825
Independence Realty Trust, Inc., REIT	245,617	5,774,456
Invitation Homes, Inc., REIT	675,464	25,478,502
Mid-America Apartment Communities, Inc., REIT	128,199	23,204,019
National Retail Properties, Inc., REIT	195,232	8,648,778
NexPoint Residential Trust, Inc., REIT	25,552	1,877,561
Realty Income Corp., REIT	657,286	44,840,051
Spirit Realty Capital, Inc., REIT	141,986	5,961,992
STORE Capital Corp., REIT	273,931	7,557,756
Sun Communities, Inc., REIT	128,914	21,158,655
UDR, Inc., REIT	353,788	16,911,066
		321,935,153
Diversified — 18.8%
Alexander & Baldwin, Inc., REIT	80,609	1,644,424
American Assets Trust, Inc., REIT	57,182	1,949,906
Armada Hoffler Properties, Inc., REIT	74,821	1,031,033
Broadstone Net Lease, Inc., REIT	181,668	3,842,278
Digital Realty Trust, Inc., REIT	316,221	44,141,289
DigitalBridge Group, Inc., REIT *	632,395	3,807,018
Duke Realty Corp., REIT	425,469	22,477,527
EPR Properties, REIT	83,315	4,269,061
Equinix, Inc., REIT	100,857	69,297,836
Farmland Partners, Inc., REIT	49,010	736,130
Gaming and Leisure Properties, Inc., REIT	261,403	12,238,889
Gladstone Commercial Corp., REIT	42,002	852,221
Gladstone Land Corp., REIT	36,116	969,353
Global Net Lease, Inc., REIT	115,483	1,671,039
InvenTrust Properties Corp., REIT	74,841	2,218,287
iStar, Inc., REIT (a)	76,722	1,334,963
LXP Industrial Trust, REIT	317,520	3,670,531
Necessity Retail REIT, Inc. (The), REIT	144,303	1,151,538
One Liberty Properties, Inc., REIT (a)	18,590	509,924
PS Business Parks, Inc., REIT	22,985	4,312,676

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified — continued
Safehold, Inc., REIT (a)	18,896	847,486
UMH Properties, Inc., REIT	54,949	1,081,946
VICI Properties, Inc., REIT	1,069,962	33,008,328
Washington, REIT	97,184	2,360,599
WP Carey, Inc., REIT	211,859	17,825,816
		237,250,098
Health Care — 11.0%
CareTrust REIT, Inc., REIT	107,881	1,999,035
Community Healthcare Trust, Inc., REIT	26,476	997,616
Diversified Healthcare Trust, REIT	265,657	603,041
Global Medical REIT, Inc., REIT	67,798	881,374
Healthcare Realty Trust, Inc., REIT (a)	168,042	4,884,981
Healthcare Trust of America, Inc., Class A, REIT	245,480	7,376,674
Healthpeak Properties, Inc., REIT	599,476	17,798,442
LTC Properties, Inc., REIT (a)	43,905	1,700,880
Medical Properties Trust, Inc., REIT	663,409	12,326,139
National Health Investors, Inc., REIT	50,955	3,013,988
Omega Healthcare Investors, Inc., REIT	265,779	7,912,241
Physicians Realty Trust, REIT	250,053	4,638,483
Sabra Health Care REIT, Inc., REIT	256,664	3,603,562
Universal Health Realty Income Trust, REIT	14,537	780,201
Ventas, Inc., REIT	444,059	25,195,908
Welltower, Inc., REIT	497,196	44,295,192
		138,007,757
Hotels — 3.7%
Apple Hospitality REIT, Inc., REIT	241,052	4,027,979
Chatham Lodging Trust, REIT *	51,487	655,944
DiamondRock Hospitality Co., REIT *	234,269	2,410,628
Host Hotels & Resorts, Inc., REIT	793,854	15,869,142
Park Hotels & Resorts, Inc., REIT	262,866	4,747,360
Pebblebrook Hotel Trust, REIT	146,151	3,289,859
RLJ Lodging Trust, REIT	185,167	2,486,793
Ryman Hospitality Properties, Inc., REIT *	58,153	5,192,481
Service Properties Trust, REIT	183,518	1,161,669
Summit Hotel Properties, Inc., REIT *	118,192	1,032,998
Sunstone Hotel Investors, Inc., REIT *	243,813	2,918,442
Xenia Hotels & Resorts, Inc., REIT *	126,954	2,334,684
		46,127,979
Industrial — 9.8%
First Industrial Realty Trust, Inc., REIT	146,489	7,785,890
Prologis, Inc., REIT	822,577	104,862,116
Rexford Industrial Realty, Inc., REIT	178,439	11,396,899
		124,044,905
Office — 8.5%
Alexandria Real Estate Equities, Inc., REIT	168,892	28,027,627
Boston Properties, Inc., REIT	165,460	18,395,843

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office — continued
Brandywine Realty Trust, REIT	190,237	2,121,143
City Office REIT, Inc., REIT	48,396	674,640
Corporate Office Properties Trust, REIT	124,853	3,450,937
Cousins Properties, Inc., REIT	165,265	5,709,906
Douglas Emmett, Inc., REIT	195,321	5,521,725
Easterly Government Properties, Inc., REIT	90,964	1,785,623
Empire State Realty Trust, Inc., Class A, REIT	159,803	1,278,424
Equity Commonwealth, REIT *	125,728	3,426,088
Franklin Street Properties Corp., REIT	115,585	522,444
Highwoods Properties, Inc., REIT	116,583	4,580,546
Hudson Pacific Properties, Inc., REIT	168,079	3,346,453
JBG SMITH Properties, REIT	127,600	3,293,356
Kilroy Realty Corp., REIT	116,776	7,088,303
Office Properties Income Trust, REIT	53,838	1,147,288
Orion Office REIT, Inc., REIT	62,946	839,067
Paramount Group, Inc., REIT	194,833	1,765,187
Piedmont Office Realty Trust, Inc., Class A, REIT	137,018	2,019,645
SL Green Realty Corp., REIT	71,995	4,447,131
Veris Residential, Inc., REIT *	85,917	1,382,405
Vornado Realty Trust, REIT	181,135	6,332,480
		107,156,261
Regional Malls — 3.7%
CBL & Associates Properties, Inc., REIT *	14,152	399,936
Macerich Co. (The), REIT	236,822	2,782,658
Simon Property Group, Inc., REIT	365,239	41,874,651
Tanger Factory Outlet Centers, Inc., REIT (a)	115,709	2,026,065
		47,083,310
Shopping Centers — 5.5%
Acadia Realty Trust, REIT	99,281	1,951,864
Alexander's, Inc., REIT	2,561	620,402
Brixmor Property Group, Inc., REIT	331,085	8,071,852
Federal Realty Investment Trust, REIT	78,662	9,043,770
Kimco Realty Corp., REIT	685,478	16,211,555
Kite Realty Group Trust, REIT	243,375	5,101,140
NETSTREIT Corp., REIT (a)	49,183	1,034,318
Phillips Edison & Co., Inc., REIT (a)	126,044	4,252,725
Regency Centers Corp., REIT	171,443	11,694,127
Retail Opportunity Investments Corp., REIT	136,504	2,466,627
RPT Realty, REIT	94,258	1,147,120
Saul Centers, Inc., REIT	15,811	775,688
Seritage Growth Properties, Class A, REIT * (a)	38,788	311,468
SITE Centers Corp., REIT	211,309	3,321,777
Urban Edge Properties, REIT	130,510	2,460,114
Urstadt Biddle Properties, Inc., Class A, REIT	33,514	589,846
Whitestone, REIT	51,895	637,790
		69,692,183

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Storage — 12.9%
Americold Realty Trust, Inc., REIT	298,229	8,257,961
CubeSmart, REIT	249,010	11,088,415
EastGroup Properties, Inc., REIT	45,864	7,409,329
Extra Space Storage, Inc., REIT	148,821	26,519,902
Indus Realty Trust, Inc., REIT	4,544	282,682
Industrial Logistics Properties Trust, REIT	72,688	1,109,219
Innovative Industrial Properties, Inc., REIT	28,490	3,790,595
Iron Mountain, Inc., REIT	322,171	17,365,017
Life Storage, Inc., REIT	93,033	10,862,533
National Storage Affiliates Trust, REIT	96,305	5,051,197
Plymouth Industrial REIT, Inc., REIT	40,628	825,155
Public Storage, REIT	175,202	57,928,789
STAG Industrial, Inc., REIT	197,813	6,587,173
Terreno Realty Corp., REIT	83,932	5,095,512
		162,173,479
Total Common Stocks (Cost $1,308,811,380)		1,253,471,125
Short Term Investments — 1.1%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (b) (c) (Cost $4,308,636)	4,308,636	4,308,636
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.80% (b) (c)	7,998,901	7,994,901
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (b) (c)	1,241,856	1,241,856
Total Investment of Cash Collateral from Securities Loaned (Cost $9,235,757)		9,236,757
Total Short Term Investments (Cost $13,544,393)		13,545,393
Total Investments — 100.6% (Cost $1,322,355,773)		1,267,016,518
Liabilities in Excess of Other Assets — (0.6)%		(7,561,671)
NET ASSETS — 100.0%		1,259,454,847

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 is $8,991,908.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2022.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
DJ US Real Estate Index	133	06/17/2022	USD	5,115,180	(80,367)

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,267,016,518	$—	$—	$1,267,016,518
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(80,367)	$—	$—	$(80,367)

(a)	Please refer to the SOI for specific of portfolio holdings.
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.80% (a) (b)	$10,994,199	$75,000,000	$78,000,000	$(1,397)	$2,099	$7,994,901	7,998,901	$11,903	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	11,322,728	24,664,395	31,678,487	—	—	4,308,636	4,308,636	3,970	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	2,282,053	84,578,140	85,618,337	—	—	1,241,856	1,241,856	3,497	—
Total	$24,598,980	$184,242,535	$195,296,824	$(1,397)	$2,099	$13,545,393		$19,370	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.